Organization and Summary of Significant Accounting Policies (Details 3) - USD ($) $ in Thousands	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Inventories
Finished products	$ 9,976	$ 10,137
Work in process	9,328	8,291
Purchased materials	20,682	23,055
Inventory, Gross, Total	39,986	41,483
Excess and obsolete reserve	(4,510)	(2,800)	$ (2,300)	$ (2,150)
Inventories, net	$ 35,476	$ 38,683